Regulatory Order Considerations (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Aug. 20, 2012	Aug. 20, 2011	Dec. 31, 2013	Dec. 31, 2012 security
Regulatory Order Considarations [Line Items]
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio			9.34%	10.97%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio			10.81%	14.26%
Brokered Deposits			$ 20,966,000
Unpledged securities and deposits in other financial institutions			22,725,000
Rights offering	18,000,000
Offering to a group of standby purchasers	4,500,000
Improvement of capital ratio payment			13,500,000
Reverse stock split ratio				0.2
Number of shares the holder has the right to purchase				14.5329
Common stock, subscription price			16.10	1.50
Rights offering available to the public, price				$ 1.50
Purchase of shares of common stock upon the receipt, minimum				13,500,000
Amount of shares standby purchasers agreed to purchase				3,000,000
Price per share of shares standby purchasers agreed to purchase				$ 1.50
Sales of common stock	15,000,000	15,000,000	15,935,417	15,936,417
Common stock price per share	$ 1.50	$ 1.50
Proceeds from sale of common stock	20,221,000	22,500,000		20,221,000
Expenses for issuance of stock	2,279,000	2,290,000	11,000
Minimum amount of assets monitored			250,000
Redemption of the TARP obligations				3,000,000
Capital contribution			$ 13,500,000	$ 13,500,000
Unprofitable number of years			3 years
CF Bank [Member]
Regulatory Order Considarations [Line Items]
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio			8.00%	8.00%